11. Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments
Fiscal Years

2016	$ 255,600
2017	264,000
2018	205,000
2019	174,000
2020	179,300
Thereafter	475,900

$1,553,800